Note 10 - Debt (Details Textual)										12 Months Ended
	Aug. 05, 2016 USD ($)	Aug. 01, 2016 USD ($)	May 13, 2016 USD ($)	May 11, 2016 USD ($)	Jan. 15, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 28, 2015 USD ($)	Jul. 13, 2015 USD ($)	Jan. 29, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 21, 2017 USD ($)	Dec. 24, 2015 USD ($)	Jul. 09, 2015 USD ($)	Jan. 02, 2015 USD ($)	Jun. 19, 2014 USD ($)
Interest Expense, Related Party										$ 302,000	$ 4,000	$ 0
Debt Related Commitment Fees and Debt Issuance Costs										207,000	16,000	$ 0
Increase (Decrease) in Deferred Charges										$ 812,000	1,579,000
Alpha Bank of Greece [Member]
Loans Payable to Bank, Noncurrent																	$ 20,125,000
Write off of Deferred Debt Issuance Cost									$ 208,000
Atlantis Ventures Ltd. [Member] | Immediate Family Member of Management or Principal Owner [Member]
Debt Instrument, Face Amount																$ 2,250,000
Debt Instrument, Interest Rate, Stated Percentage																8.00%
ABN Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 64,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 9,050,000
ABN Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, LIBOR Rate										0.88%
ABN Bank [Member] | Tranche C First Repayment [Member]
Number of Consecutive Quarterly Installments		12
Debt Instrument, Periodic Payment		$ 550,000
ABN Bank [Member] | Tranche C Second Repayment [Member]
Number of Consecutive Quarterly Installments		12
Debt Instrument, Periodic Payment		$ 363,000
ABN Bank [Member] | Tranche C [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		3.75%
ABN Bank [Member] | M/T Eco Fleet and Hull No S419 [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 44,400,000								$ 42,000,000
Line of Credit Facility, Increase in Margin							0.15%
Debt Instrument, Net Asset Cover Ratio							130.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage							75.00%
Minimum Free Liquidity							$ 750,000
ABN Bank [Member] | M/T Eco Fleet and Hull No S419 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate							3.90%
ABN Bank [Member] | M/T Eco Fleet and Hull No S419 [Member] | First 4 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments							4
Debt Instrument, Periodic Payment Terms, Amount to be Paid Per Installment							$ 500,000
ABN Bank [Member] | M/T Eco Fleet and Hull No S419 [Member] | Second 4 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments							4
Debt Instrument, Periodic Payment Terms, Amount to be Paid Per Installment							$ 512,500
ABN Bank [Member] | M/T Eco Fleet and Hull No S419 [Member] | Third 4 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments							4
Debt Instrument, Periodic Payment Terms, Amount to be Paid Per Installment							$ 525,000
ABN Bank [Member] | M/T Eco Fleet and Hull No S419 [Member] | Final 12 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments							12
Debt Instrument, Periodic Payment Terms, Amount to be Paid Per Installment							$ 387,500
ABN Bank [Member] | MT Eco Fleet [Member]
Line of Credit Facility, Maximum Borrowing Capacity							22,200,000								$ 21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 11,400,000
Proceeds from Lines of Credit						$ 1,200,000		$ 21,000,000
ABN Bank [Member] | M/T Eco Revolution [Member]
Proceeds from Lines of Credit					$ 22,200,000
ABN Bank [Member] | M/T Nord Valiant [Member]
Proceeds from Lines of Credit	$ 20,000,000
Norddeutsche Landesbank Girozentrale Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate										3.43%
Debt Instrument, LIBOR Rate										0.91%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 9,480,000
Proceeds from Lines of Credit			$ 23,185,000	$ 23,185,000
Total Debt To Market Adjusted Total Assets Ratio Percentage				75.00%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | First 12 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments				12
Line of Credit Facility, Periodic Payment				$ 511,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Final 16 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments				16
Line of Credit Facility, Periodic Payment				$ 473,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Covenant Requirements for the First Three Years [Member]
Debt Instrument, Net Asset Cover Ratio				125.00%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Covenant Requirement After Three Years [Member]
Debt Instrument, Net Asset Cover Ratio				143.00%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Collateralized Vessels [Member]
Minimum Free Liquidity				$ 750,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Bareboated Chartered-In Vessels [Member]
Minimum Free Liquidity				$ 500,000
Family Trading [Member] | Immediate Family Member of Management or Principal Owner [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage										10.00%				9.00%
Line of Credit Facility, Maximum Borrowing Capacity														$ 15,000,000
Line of Credit Facility, Remaining Borrowing Capacity										$ 10,915,000
Interest Expense, Related Party										302,000	4,000
Debt Related Commitment Fees and Debt Issuance Costs										207,000	16,000
Family Trading [Member] | Immediate Family Member of Management or Principal Owner [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility, Remaining Borrowing Capacity													$ 14,946,000
Long-term Line of Credit													$ 54,000
ABN Amro, Family Trading and Atlantis Ventures Facilities [Member]
Non Recurring Arrangement Fee										533,000	1,148,000
Non Recurring Financing Fee										131,000	44,000
Line of Credit Facility, Commitment Fee Amount										37,000	328,000
Legal Fees										$ 111,000	$ 59,000